SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Arm's length operations adjusted for amount	$ 5,207	$ 11,198
Reversal of provision for credit losses	565,436	436,908	$ 551,650
Estimated Overlay considered by the Bank	727,216
Maintenance, repair and adaptation expenses	5,697
COVID-19
SIGNIFICANT ACCOUNTING POLICIES
Impact of relief due to holiday payments and loan modification	53,745	150,958
Reversal of provision for credit losses	383,790
Allocation of Funds for Enhanced Safety Protocols	3,339	39,421
Write-off of intangible assets	9,595
COVID-19 | Foreclosed assets
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss for long-lived assets held for sale	$ 39,173	48,257
COVID-19 | Vehicles
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss for long-lived assets held for sale		$ 1,339